Schedule of assumptions used in determining the fair value (Details) - Integer	Dec. 31, 2025	Oct. 08, 2025	Dec. 31, 2024	Aug. 31, 2024
Measurement Input, Share Price [Member]
Business Combination [Line Items]
Debt instrument, measurement input	1.79	1.73	1.80	6.28
Measurement Input, Risk Free Interest Rate [Member]
Business Combination [Line Items]
Debt instrument, measurement input	3.413	3.517	4.09	4.11
Measurement Input, Price Volatility [Member]
Business Combination [Line Items]
Debt instrument, measurement input	122.11	118.87	47.23	36.86
Measurement Input, Expected Dividend Rate [Member]
Business Combination [Line Items]
Debt instrument, measurement input	20.40	15.87	13.90	15.55